UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 97.1%
	Apparel Knitting Mills - 0.2%
2,500	Columbia Sportswear Co.	$137,350

	Architectural, Engineering, & Related Services - 0.5%
30,400	Callon Petroleum Co. (a)	383,648

	Audio & Video Equipment Manufacturing - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	400,898

	Automotive Parts, Accessories & Tire Stores - 1.0%
3,300	Advance Auto Parts, Inc.	516,813
810	O'Reilly Automotive, Inc. (a)	220,085
		736,898
	Building Equipment Contractors - 0.5%
6,500	EMCOR Group Inc.	399,620

	Building Material & Supplies Dealers - 1.1%
5,600	The Home Depot, Inc.	811,496

	Chemical & Allied Products Merchant Wholesalers - 0.6%
2,200	Acuity Brands, Inc.	464,860

	Clothing Stores - 0.8%
28,600	Express, Inc. (a)	321,464
4,600	Ross Stores, Inc.	315,468
		636,932
	Commercial & Service Industry Machinery Manufacturing - 0.8%
4,400	The Middleby Corp. (a)	610,324

	Communications Equipment Manufacturing - 3.1%
6,200	ADTRAN, Inc.	131,130
8,500	NETGEAR, Inc. (a)	465,800
24,000	QUALCOMM, Inc.	1,355,520
24,300	RADWARE Ltd. (a)(b)	375,435
		2,327,885
	Computer & Peripheral Equipment Manufacturing - 2.5%
13,900	Apple Inc.	1,904,161

	Computer Systems Design & Related Services - 6.4%
11,100	Accenture PLC - Class A (b)	1,359,750
13,100	Amdocs Ltd. (b)	794,515
7,535	Baidu, Inc. - ADR (a)(b)	1,312,070
3,500	F5 Networks, Inc. (a)	501,445
12,900	Synchronoss Technologies, Inc. (a)	349,332
6,500	VMware, Inc. - Class A (a)	584,285
		4,901,397
	Cut & Sew Apparel Manufacturing - 1.8%
11,700	lululemon athletica Inc. (a)	763,542
12,100	VF Corp.	634,645
		1,398,187

	Data Processing, Hosting & Related Services - 0.6%
800	Automatic Data Processing, Inc.	82,096
1,860	CoStar Group Inc. (a)	377,915
		460,011
	Drugs & Druggists' Sundries Merchant Wholesalers - 0.7%
5,500	The Procter & Gamble Co.	500,885

	Electrical Equipment Manufacturing - 2.2%
59,000	ABB Ltd. - ADR (b)	1,330,450
20,400	Babcock & Wilcox Enterprises, Inc. (a)	336,600
		1,667,050
	Electronic Shopping & Mail-Order Houses - 3.0%
2,730	Amazon.com, Inc. (a)	2,306,959

	Electronics & Appliance Stores - 0.6%
9,900	Best Buy Co., Inc.	436,887

	Engine, Turbine & Power Transmission Equipment Manufacturing - 2.1%
14,100	Brunswick Corp.	844,449
5,000	Cummins, Inc.	742,450
		1,586,899
	Fabric Mills - 0.4%
9,236	Culp, Inc.	314,024

	Footwear Manufacturing - 0.2%
3,100	NIKE, Inc. - Class B	177,196

	Freight Transportation Arrangement - 1.2%
900	C.H. Robinson Worldwide, Inc.	72,333
15,200	Expeditors International of Washington, Inc.	856,976
		929,309
	General Freight Trucking - 0.6%
4,600	Old Dominion Freight Line, Inc. (a)	422,096

	Grocery & Related Product Merchant Wholesalers - 1.5%
24,100	Unilever PLC - ADR (b)	1,144,268

	Home Furnishings Stores - 0.5%
32,200	Kirkland's, Inc. (a)	363,860

	Household Appliance Manufacturing - 0.6%
7,900	iRobot Corp. (a)	450,932

	Lawn & Garden Equipment & Supplies Stores - 0.5%
4,000	MSC Industrial Direct Co., Inc. - Class A	402,360

	Local Messengers & Local Delivery - 0.6%
4,500	United Parcel Service, Inc. (UPS) - Class B	475,920

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.7%
9,100	Hexcel Corp.	500,318
230	W.W. Grainger, Inc.	57,031
		557,349
	Management, Scientific & Technical Consulting Services - 1.2%
12,400	Korn/Ferry International	383,284
6,700	salesforce.com, Inc. (a)	545,045
		928,329

	Medical Equipment & Supplies Manufacturing - 5.7%
9,700	Baxter International Inc.	493,924
4,210	C.R. Bard, Inc.	1,032,460
5,000	Dentsply Sirona Inc.	317,600
5,800	Edwards Lifesciences, Corp. (a)	545,432
640	Intuitive Surgical, Inc. (a)	471,680
4,900	Nevro Corp. (a)	470,351
800	Stryker Corp.	102,848
4,700	Teleflex Inc.	898,546
		4,332,841
	Metal Ore Mining - 0.5%
6,100	Franco-Nevada Corp. (b)	394,121

	Miscellaneous Durable Goods Merchant Wholesalers - 1.4%
4,520	3M Co.	842,302
2,000	Honeywell International, Inc.	249,000
		1,091,302
	Motor Vehicle Body & Trailer Manufacturing - 1.1%
40,900	Gentex Corp.	860,127

	Motor Vehicle Manufacturing - 0.7%
1,990	Tesla Motors, Inc. (a)	497,480

	Motor Vehicle Parts Manufacturing - 0.3%
1,900	WABCO Holdings Inc. (a)	213,332

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.9%
4,500	Agilent Technologies, Inc.	230,850
5,800	Coherent, Inc. (a)	1,058,964
6,000	NxStage Medical, Inc. (a)	171,360
		1,461,174
	Newspaper, Periodical, Book & Directory Publishers - 2.1%
84,486	RELX PLC - ADR (b)	1,606,079

	Nonmetallic Mineral Mining & Quarrying - 0.4%
1,500	Martin Marietta Materials, Inc.	323,925

	Office Furniture (Including Fixtures) Manufacturing - 0.8%
21,300	La-Z-Boy Incorporated	575,100

	Oil & Gas Extraction - 1.1%
3,700	Diamondback Energy Inc (a)	373,182
1,300	EOG Resources, Inc.	126,087
4,700	Occidental Petroleum Corp.	308,085
		807,354
	Other General Merchandise Stores - 0.5%
5,100	Dollar General Corporation	372,402

	Other General Purpose Machinery Manufacturing - 0.7%
3,050	Snap-on Incorporated	517,493

	Other Information Services - 5.3%
2,015	Alphabet Inc. - Class A (a)	1,702,534
1,320	Alphabet Inc. - Class C (a)	1,086,638
9,500	Facebook Inc. - Class A (a)	1,287,630
		4,076,802

	Other Leather & Allied Product Manufacturing - 0.2%
3,800	Coach, Inc.	144,742

	Paint, Coating & Adhesive Manufacturing - 0.1%
800	PPG Industries, Inc.	81,944

	Petroleum & Coal Products Manufacturing - 3.0%
20,500	Exxon Mobil Corp.	1,667,060
9,500	Valero Energy Corp.	645,525
		2,312,585
	Pharmaceutical & Medicine Manufacturing - 14.0%
12,000	Alkermes PLC (a)(b)	678,000
5,350	Allergan plc (b)	1,309,787
8,100	Alnylam Pharmaceuticals, Inc. (a)	418,284
628	Bioverativ Inc. (a)	32,680
3,200	Bristol-Myers Squibb Co.	181,472
2,400	IDEXX Laboratories, Inc. (a)	347,856
4,400	Ionis Pharmaceuticals, Inc. (a)	218,988
14,400	Johnson & Johnson	1,759,824
18,400	Merck & Co., Inc.	1,212,008
58,700	Nektar Therapeutics (a)	767,796
38,400	Novartis AG - ADR (b)	3,001,728
300	Regeneron Pharmaceuticals, Inc. (a)	112,050
6,800	Seattle Genetics, Inc. (a)	446,420
2,300	Vertex Pharmaceuticals Inc. (a)	208,426
		10,695,319
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.9%
4,000	Henry Schein, Inc. (a)	686,240

	Rubber Product Manufacturing - 0.3%
2,400	Carlisle Companies Incorporated	247,920

	Scheduled Air Transportation - 0.8%
9,900	Southwest Airlines Co.	572,220

	Scientific Research & Development Services - 0.5%
1,255	Biogen Idec Inc. (a)	362,193

	Semiconductor & Other Electronic Component Manufacturing - 7.3%
7,200	Amphenol Corp. - Class A	498,312
1,100	Analog Devices, Inc.	90,123
20,700	Applied Materials, Inc.	749,754
5,683	Cavium, Inc. (a)	372,293
24,600	Intel Corp.	890,520
19,800	Jabil Circuit, Inc.	505,098
13,200	NVIDIA Corp.	1,339,536
8,700	Texas Instruments Inc.	666,594
7,500	Xilinx, Inc.	441,150
		5,553,380
	Services to Buildings & Dwellings - 0.7%
14,100	Rollins, Inc.	515,496

	Shoe Stores - 0.7%
7,400	Foot Locker, Inc.	559,958

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.6%
9,900	Church & Dwight Co, Inc.	493,416

	Software Publishers - 7.0%
6,000	ANSYS, Inc. (a)	640,560
4,900	Citrix Systems, Inc. (a)	386,855
1,400	Intuit Inc.	175,616
500	MercadoLibre Inc.	105,435
20,800	Microsoft Corp.	1,330,784
8,400	PTC, Inc. (a)	452,676
7,200	Red Hat, Inc. (a)	596,232
6,900	Splunk Inc. (a)	425,937
10,600	Synopsys, Inc. (a)	757,264
2,900	Tyler Technologies, Inc. (a)	439,785
		5,311,144
	Travel Arrangement & Reservation Services - 0.9%
405	The Priceline Group, Inc. (a)	698,273

	Wholesale Electronic Markets & Agents & Brokers - 0.6%
4,500	Genuine Parts Co.	430,695

	TOTAL COMMON STOCKS (Cost $63,067,338)	74,033,047

	PREFERRED STOCK - 2.6%
	Wired Telecommunications Carriers - 2.6%
139,800	Telefonica Brasil S.A. - ADR (b)	2,014,518

	TOTAL PREFERRED STOCK (Cost $1,693,789)	2,014,518

	Total Investments (Cost $64,761,127) - 99.7%	76,047,565
	Other Assets in Excess of Liabilities - 0.3%	216,010
	TOTAL NET ASSETS - 100.0%	$76,263,575

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Cost of investments	$64,761,127
Gross unrealized appreciation on investments	12,782,589
Gross unrealized depreciation on investments	(1,496,151)
Net unrealized appreciation on investments	$11,286,438

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2017 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$74,033,047	-	-	$74,033,047
Preferred Stock	2,014,518	-	-	2,014,518
Total*	$76,047,565	-	-	$76,047,565

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at February 28, 2017 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the three months ended February 28, 2017.

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
       Bassam Osman, President

Date  April 26, 2017.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
       Bassam Osman, President

Date  April 26, 2017.

By  /s/ Mohammad Basheeruddin
       Mohammad Basheeruddin, Treasurer

Date  May 1, 2017.